Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]		Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance, shares at Dec. 31, 2021	2,295,736
Balance at Dec. 31, 2021	$ 2		$ 29,867	$ 370	$ (27,601)	$ 2,638
Private placement and public offering of shares and warrants, net of issuance costs of $1,700	$ 3		27,867			27,870
Private placement and public offering of shares and warrants, net of issuance costs, shares	3,616,487
Share-based compensation			543			543
Net loss					(7,825)	(7,825)
Other comprehensive loss				(1,965)		(1,965)
Balance, shares at Dec. 31, 2022	5,912,223
Balance at Dec. 31, 2022	$ 5		58,277	(1,595)	(35,426)	21,261
Share-based compensation			503			503
Net loss					(11,755)	(11,755)
Other comprehensive loss				(819)		(819)
Ending balance, value at Dec. 31, 2023	$ 5		58,780	(2,414)	(47,181)	9,190
Balance, shares at Dec. 31, 2023	5,912,223
Balance at Dec. 31, 2023	$ 5		58,780	(2,414)	(47,181)	9,190
Private placement and public offering of shares and warrants, net of issuance costs of $1,700	$ 5		7,550			7,555
Private placement and public offering of shares and warrants, net of issuance costs, shares	6,153,892
Classification of liability classified share-based compensation awards to equity (Note 12)			302			302
Share-based compensation			294			294
Issuance of shares according to the SEPA (Note 11)		[1]	100			100
Issuance of shares according to the SEPA (Note 11), shares	39,381
Net loss					(10,990)	(10,990)
Other comprehensive loss				267		267
Ending balance, value at Dec. 31, 2024	$ 10		$ 67,026	$ (2,147)	$ (58,171)	$ 6,718
Balance, shares at Dec. 31, 2024	12,105,496

[1]	Represents less than $1 thousand